IVY FUNDS

Delaware Ivy Asset Strategy Fund
(the “Fund”)
Class A Shares

Supplement to the Fund’s Statutory and Summary Prospectus
each dated July 29, 2022
(collectively, the “Prospectuses”)

The following average annual total return table replaces the average annual total return table in the Prospectuses to restate Class A shares performance to reflect the Class A shares’ maximum sales charge.

Average annual total returns for periods ended December 31, 2021
	1 year	5 years	10 years or lifetime
Class A return before taxes	7.26%	10.62%	7.29%
Class A return after taxes on distributions	4.22%	8.42%	5.60%
Class A return after taxes on distributions and sale of Fund shares	5.82%	7.90%	5.49%
Class C return before taxes	11.92%	11.12%	7.32%
Class I return before taxes	14.03%	12.24%	8.20%
Class R6 return before taxes (lifetime: 7/31/14-12/31/21)	14.20%	12.39%	5.75%
Class R return before taxes	13.34%	11.58%	7.56%
Class Y return before taxes	13.80%	11.97%	7.95%
MSCI ACWI (All Country World Index) (gross) (reflects no deduction for fees, expenses, or taxes)	19.04%	14.97%	12.44%

Because everyone's tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in a Fund.

Delaware Management Company is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Please keep this Supplement for future reference.

This Supplement is dated September 14, 2022.

IVY FUNDS

Delaware Ivy Balanced Fund
(the “Fund”)
Class A Shares

Supplement to the Fund’s Statutory and Summary Prospectus
each dated July 29, 2022
(collectively, the “Prospectuses”)

The following average annual total return table replaces the average annual total return table in the Prospectuses to restate Class A shares performance to reflect the Class A shares’ maximum sales charge.

Average annual total returns for periods ended December 31, 2021
	1 year	5 years	10 years or lifetime
Class A return before taxes	9.61%	10.50%	9.45%
Class A return after taxes on distributions	6.78%	8.32%	7.96%
Class A return after taxes on distributions and sale of Fund shares	7.52%	7.87%	7.38%
Class C return before taxes	14.36%	11.00%	9.49%
Class I return before taxes	16.46%	12.07%	10.37%
Class R6 return before taxes (lifetime: 7/31/14-12/31/21)	16.62%	12.25%	9.18%
Class R return before taxes (lifetime: 12/19/12-12/31/21)	15.78%	11.41%	9.51%
Class Y return before taxes	16.23%	11.81%	10.10%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	28.71%	18.47%	16.55%
Bloomberg US Aggregate Index* (reflects no deduction for fees, expenses, or taxes)	-1.54%	3.57%	2.90%

* The Fund changed its primary fixed-income broad-based securities index to the Bloomberg US Aggregate Index as of November 15, 2021. The Fund elected to use the new index because it more closely reflects the Fund’s investment strategies.

Because everyone's tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in a Fund.

Delaware Management Company is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Please keep this Supplement for future reference.

This Supplement is dated September 14, 2022.

IVY FUNDS

Delaware Ivy California Municipal High Income Fund
(the “Fund”)
Class A Shares

Supplement to the Fund’s Statutory and Summary Prospectus
each dated January 28, 2022
(collectively, the “Prospectuses”)

The following average annual total return table replaces the average annual total return table in the Prospectuses to restate Class A shares performance to reflect the Class A shares’ maximum sales charge.

Average annual total returns for periods ended December 31, 2021
	1 year	5 years	Lifetime
Class A return before taxes (lifetime: 10/3/16-12/31/21)	-1.68%	3.59%	2.90%
Class A return after taxes on distributions (lifetime:
10/3/16-12/31/21)	-1.93%	3.52%	2.84%
Class A return after taxes on distributions and sale of Fund shares (lifetime: 10/3/16-12/31/21)	0.02%	3.31%	2.75%
Class C return before taxes (lifetime: 10/3/16-12/31/21)	1.77%	3.62%	2.89%
Class I return before taxes (lifetime: 10/3/16-12/31/21)	2.83%	4.69%	3.95%
Class Y return before taxes (lifetime: 10/3/16-12/31/21)	2.63%	4.48%	3.74%
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes) (lifetime: 10/3/16-12/31/21)*	1.52%	4.17%	3.26%
Bloomberg Municipal High Yield Index (reflects no deduction for
fees, expenses, or taxes) (lifetime: 10/3/16-12/31/21)*	7.77%	7.53%	5.93%

* The Fund changed its primary broad-based securities index to the Bloomberg Municipal Bond Index as of November 15, 2021.

Because everyone's tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in a Fund.

Delaware Management Company is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Please keep this Supplement for future reference.

This Supplement is dated September 14, 2022.

IVY FUNDS

Delaware Climate Solutions Fund
(the “Fund”)
Class A Shares

Supplement to the Fund’s Statutory and Summary Prospectus
each dated July 29, 2022
(collectively, the “Prospectuses”)

The following average annual total return table replaces the average annual total return table in the Prospectuses to restate Class A shares performance to reflect the Class A shares’ maximum sales charge.

Average annual total returns for periods ended December 31, 2021
	1 year	5 years	10 years or lifetime
Class A return before taxes	34.97%	-13.27%	-5.30%
Class A return after taxes on distributions	34.48%	-13.43%	-5.39%
Class A return after taxes on distributions and sale of Fund shares	21.04%	-9.37%	-3.79%
Class C return before taxes	41.46%	-12.85%	-5.24%
Class I return before taxes	44.04%	-11.89%	-4.36%
Class R6 return before taxes (lifetime: 7/31/14-12/31/21)	43.98%	-11.85%	-10.51%
Class R return before taxes (lifetime: 12/19/12-12/31/21)	42.64%	-12.54%	-5.63%
Class Y return before taxes	43.32%	-12.19%	-4.64%
MSCI ACWI Investable Markets Index (net) (reflects no deduction for fees, expenses, or taxes)	18.22%	14.10%	11.83%
MSCI ACWI Investable Markets Index (gross) (reflects no deduction for fees, expenses, or taxes)	18.71%	14.67%	12.40%
S&P 1500 Energy Sector Index (reflects no deduction for fees, expenses, or taxes)	55.15%	-2.23%	0.52%

Because everyone's tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in a Fund.

Delaware Management Company is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Please keep this Supplement for future reference.

This Supplement is dated September 14, 2022.

IVY FUNDS

Delaware Ivy Core Bond Fund
(the “Fund”)
Class A Shares

Supplement to the Fund’s Statutory and Summary Prospectus
each dated July 29, 2022
(collectively, the “Prospectuses”)

The following average annual total return table replaces the average annual total return table in the Prospectuses to restate Class A shares performance to reflect the Class A shares’ maximum sales charge.

Average annual total returns for periods ended December 31, 2021
	1 year	5 years	10 years or lifetime
Class A return before taxes	-6.10%	2.56%	2.84%
Class A return after taxes on distributions	-6.88%	1.28%	1.61%
Class A return after taxes on distributions and sale of Fund shares	-3.59%	1.41%	1.64%
Class C return before taxes	-2.10%	3.02%	2.84%
Class I return before taxes	0.07%	4.26%	3.85%
Class R6 return before taxes (lifetime: 7/31/14-12/31/21)	0.07%	4.26%	3.75%
Class R return before taxes (lifetime: 12/19/12-12/31/21)	-0.69%	3.48%	2.78%
Class Y return before taxes	-0.35%	3.83%	3.50%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	-1.54%	3.57%	2.90%

Because everyone's tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in a Fund.

Delaware Management Company is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Please keep this Supplement for future reference.

This Supplement is dated September 14, 2022.

IVY FUNDS

Delaware Ivy Core Equity Fund
(the “Fund”)
Class A Shares

Supplement to the Fund’s Statutory and Summary Prospectus
each dated July 29, 2022
(collectively, the “Prospectuses”)

The following average annual total return table replaces the average annual total return table in the Prospectuses to restate Class A shares performance to reflect the Class A shares’ maximum sales charge.

Average annual total returns for periods ended December 31, 2021
	1 year	5 years	10 years or lifetime
Class A return before taxes	21.51%	17.38%	14.60%
Class A return after taxes on distributions	17.89%	14.83%	12.66%
Class A return after taxes on distributions and sale of Fund shares	14.85%	13.35%	11.61%
Class C return before taxes	26.88%	17.79%	14.55%
Class I return before taxes	29.22%	19.05%	15.58%
Class R6 return before taxes (lifetime: 7/31/14-12/31/21)	29.44%	19.22%	13.94%
Class R return before taxes (lifetime: 12/19/12-12/31/21)	28.42%	18.33%	14.49%
Class Y return before taxes	29.14%	19.02%	15.54%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	28.71%	18.47%	16.55%

Because everyone's tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in a Fund.

Delaware Management Company is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Please keep this Supplement for future reference.

This Supplement is dated September 14, 2022.

IVY FUNDS

Delaware Ivy Corporate Bond Fund
(the “Fund”)
Class A Shares

Supplement to the Fund’s Statutory and Summary Prospectus
each dated January 28, 2022
(collectively, the “Prospectuses”)

The following average annual total return table replaces the average annual total return table in the Prospectuses to restate Class A shares performance to reflect the Class A shares’ maximum sales charge.

Average annual total returns for periods ended December 31, 2021
	1 year	5 years	10 years or lifetime
Class A return before taxes	-6.64%	3.25%	2.68%
Class A return after taxes on distributions	-8.14%	1.77%	1.29%
Class A return after taxes on distributions and sale of Fund shares	-3.59%	1.93%	1.47%
Class C return before taxes	-1.81%	3.54%	2.53%
Class I return before taxes	-0.67%	4.80%	3.59%
Class R6 return before taxes (lifetime: 10/16/17-12/31/21)	-0.53%	n/a	4.85%
Class Y return before taxes (lifetime: 10/16/17-12/31/21)	-0.93%	n/a	4.44%
Bloomberg US Corporate Investment Grade Index (reflects no deduction for fees, expenses, or taxes)*	-1.04%	5.26%	4.70%
Bloomberg US Credit Index (reflects no deduction for fees, expenses, or taxes)*	-1.08%	5.05%	4.45%

* The Fund changed its primary broad-based securities index to the Bloomberg US Corporate Investment Grade Index as of November 15, 2021. The Fund elected to use the new index because it more closely reflects the Fund’s investment strategies.

Because everyone's tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in a Fund.

Delaware Management Company is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Please keep this Supplement for future reference.

This Supplement is dated September 14, 2022.

IVY FUNDS

Delaware Ivy Crossover Credit Fund
(the “Fund”)
Class A Shares

Supplement to the Fund’s Statutory and Summary Prospectus
each dated January 28, 2022
(collectively, the “Prospectuses”)

The following average annual total return table replaces the average annual total return table in the Prospectuses to restate Class A shares performance to reflect the Class A shares’ maximum sales charge.

Average annual total returns for periods ended December 31, 2021
	1 year	Lifetime
Class A return before taxes (lifetime: 4/3/17-12/31/21)	-5.13%	4.69%
Class A return after taxes on distributions (lifetime: 4/3/17-12/31/21)	-7.19%	2.66%
Class A return after taxes on distributions and sale of Fund shares (lifetime: 4/3/17-12/31/21)	-2.68%	2.79%
Class I return before taxes (lifetime: 4/3/17-12/31/21)	0.93%	6.26%
Class R6 return before taxes (lifetime: 4/3/17-12/31/21)	0.94%	6.27%
Class Y return before taxes (lifetime: 4/3/17-12/31/21)	0.68%	6.00%
Bloomberg US Corporate Bond Index (reflects no deduction for fees, expenses, or taxes) (lifetime: 4/3/17-12/31/21)	-1.04%	5.21%

Because everyone's tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in a Fund.

Delaware Management Company is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Please keep this Supplement for future reference.

This Supplement is dated September 14, 2022.

IVY FUNDS

Delaware Ivy Emerging Markets Local Currency Debt Fund
(the “Fund”)
Class A Shares

Supplement to the Fund’s Statutory and Summary Prospectus
each dated January 28, 2022
(collectively, the “Prospectuses”)

The following average annual total return table replaces the average annual total return table in the Prospectuses to restate Class A shares performance to reflect the Class A shares’ maximum sales charge.

Average annual total returns for periods ended December 31, 2021
	1 year	5 years	Lifetime
Class A return before taxes (lifetime: 4/30/14-12/31/21)	-14.89%	-0.82%	-2.11%
Class A return after taxes on distributions (lifetime: 4/30/14-12/31/21)	-14.89%	-1.15%	-2.41%
Class A return after taxes on distributions
and sale of Fund shares (lifetime: 4/30/14-12/31/21)	-8.81%	-0.76%	-1.70%
Class C return before taxes (lifetime: 4/30/14-12/31/21)	-10.86%	-0.23%	-1.98%
Class I return before taxes (lifetime: 4/30/14-12/31/21)	-9.13%	0.76%	-0.99%
Class R6 return before taxes (lifetime: 1/30/15-12/31/21)	-9.23%	0.74%	0.00%
Class Y return before taxes (lifetime: 4/30/14-12/31/21)	-9.64%	0.38%	-1.33%
JP Morgan GBI-EM Global Diversified Index (reflects no deduction for fees, expenses, or taxes) (lifetime: 4/30/14-12/31/21)	-8.75%	2.82%	-0.19%

Because everyone's tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in a Fund.

Delaware Management Company is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Please keep this Supplement for future reference.

This Supplement is dated September 14, 2022.

IVY FUNDS

Delaware Ivy Global Bond Fund
(the “Fund”)
Class A Shares

Supplement to the Fund’s Statutory and Summary Prospectus
each dated July 29, 2022
(collectively, the “Prospectuses”)

The following average annual total return table replaces the average annual total return table in the Prospectuses to restate Class A shares performance to reflect the Class A shares’ maximum sales charge.

Average annual total returns for periods ended December 31, 2021
	1 year	5 years	10 years or lifetime
Class A return before taxes	-6.78%	2.50%	2.46%
Class A return after taxes on distributions	-7.76%	1.48%	1.28%
Class A return after taxes on distributions and sale of Fund shares	-4.01%	1.47%	1.37%
Class C return before taxes	-2.80%	2.95%	2.45%
Class I return before taxes	-0.87%	3.97%	3.32%
Class R6 return before taxes (lifetime: 7/31/14-12/31/21)	-0.83%	3.99%	2.82%
Class R return before taxes (lifetime: 12/19/12-12/31/21)	-1.56%	3.23%	2.15%
Class Y return before taxes	-1.08%	3.74%	3.07%
Bloomberg Global Aggregate 1-10yr TR, Hedged to USD[1]	-0.77%	2.74%	2.76%
Bloomberg US Universal Index	-1.10%	3.86%	3.32%

1 Effective November 15, 2021, the Fund’s new benchmark index is Bloomberg Global Aggregate 1-10yr TR, Hedged to USD. The Manager believes that this index is more consistent with the investment philosophy of the Fund and more reflective of the types of securities in which the Fund invests than the previous benchmark index. Both the new benchmark index and the Fund’s previous benchmark index noted above are included in this Prospectus for comparison purposes.

Because everyone's tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in a Fund.

Delaware Management Company is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Please keep this Supplement for future reference.

This Supplement is dated September 14, 2022.

IVY FUNDS

Delaware Ivy Global Growth Fund
(the “Fund”)
Class A Shares

Supplement to the Fund’s Statutory and Summary Prospectus
each dated July 29, 2022
(collectively, the “Prospectuses”)

The following average annual total return table replaces the average annual total return table in the Prospectuses to restate Class A shares performance to reflect the Class A shares’ maximum sales charge.

Average annual total returns for periods ended December 31, 2021
	1 year	5 years	10 years or lifetime
Class A return before taxes	10.70%	14.35%	10.59%
Class A return after taxes on distributions	8.95%	12.68%	9.65%
Class A return after taxes on distributions and sale of Fund shares	7.54%	11.15%	8.53%
Class C return before taxes	15.36%	14.73%	10.54%
Class I return before taxes	17.68%	16.02%	11.61%
Class R6 return before taxes (lifetime: 7/31/14-12/31/21)	17.86%	16.20%	10.38%
Class R return before taxes (lifetime: 12/19/12-12/31/21)	16.98%	15.33%	10.18%
Class Y return before taxes	17.46%	15.73%	11.32%
MSCI ACWI Index (net) (reflects no deduction for fees, expenses, or taxes)	18.54%	14.40%	11.85%
MSCI World Index (reflects no deduction for fees, expenses, or taxes)	21.82%	15.03%	12.70%

Because everyone's tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in a Fund.

Delaware Management Company is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Please keep this Supplement for future reference.

This Supplement is dated September 14, 2022.

IVY FUNDS

Delaware Global Real Estate Fund
(the “Fund”)
Class A Shares

Supplement to the Fund’s Statutory and Summary Prospectus
each dated July 29, 2022
(collectively, the “Prospectuses”)

The following average annual total return table replaces the average annual total return table in the Prospectuses to restate Class A shares performance to reflect the Class A shares’ maximum sales charge.

Average annual total returns for periods ended December 31, 2021
	1 year	5 years	Lifetime
Class A return before taxes (lifetime: 4/1/13-12/31/21)	19.44%	6.96%	5.27%
Class A return after taxes on distributions	17.96%	5.49%	3.97%
Class A return after taxes on distributions and sale of Fund shares	11.47%	4.78%	3.53%
Class C return before taxes (lifetime: 4/1/13-12/31/21)	24.95%	7.49%	5.08%
Class I return before taxes (lifetime: 4/1/13-12/31/21)	27.22%	8.74%	6.20%
Class R6 return before taxes (lifetime: 7/5/17-12/31/21)	27.20%	—	9.08%
Class R return before taxes (lifetime: 4/1/13-12/31/21)	26.31%	7.92%	5.47%
Class Y return before taxes (lifetime: 4/1/13-12/31/21)	26.66%	8.30%	6.14%
FTSE EPRA Nareit Developed Index (lifetime: 4/1/13-12/31/21) (reflects no deduction for fees, expenses or taxes)	27.21%	8.82%	9.57%

Because everyone's tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in a Fund.

Delaware Management Company is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Please keep this Supplement for future reference.

This Supplement is dated September 14, 2022.

IVY FUNDS

Delaware Global Value Equity Fund
(the “Fund”)
Class A Shares

Supplement to the Fund’s Statutory and Summary Prospectus
each dated July 29, 2022
(collectively, the “Prospectuses”)

The following average annual total return table replaces the average annual total return table in the Prospectuses to restate Class A shares performance to reflect the Class A shares’ maximum sales charge.

Average annual total returns for periods ended December 31, 2021
	1 year	5 years	Lifetime
Class A return before taxes (lifetime: 6/4/12-12/31/21)	10.08%	8.38%	8.89%
Class A return after taxes on distributions	7.82%	6.60%	7.35%
Class A return after taxes on distributions and sale of Fund shares	7.26%	6.20%	6.84%
Class C return before taxes (lifetime: 6/4/12-12/31/21)	14.88%	8.88%	8.96%
Class I return before taxes (lifetime: 6/4/12-12/31/21)	17.11%	10.01%	9.94%
Class R6 return before taxes (lifetime: 7/31/14-12/31/21)	17.25%	10.16%	7.38%
Class R return before taxes (lifetime: 12/19/12-12/31/21)	16.40%	9.35%	8.05%
Class Y return before taxes (lifetime: 6/4/12-12/31/21)	16.82%	9.73%	9.66%
MSCI World Index (net) (lifetime: 06/04/12-12/31/21) (reflects no deduction for fees, expenses, or taxes)*	21.82%	15.03%	12.70%
FTSE All-World High Dividend Yield Index (lifetime: 06/04/12- 12/31/21) (reflects no deduction for fees, expenses, or taxes)*	17.89%	8.42%	8.08%

* The Fund changed its primary broad-based securities index to MSCI World Index as of November 15, 2021. The Fund elected to use the new index because it more closely reflects the Fund’s investment strategies.

Because everyone's tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in a Fund.

Delaware Management Company is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Please keep this Supplement for future reference.

This Supplement is dated September 14, 2022.

IVY FUNDS

Delaware Ivy Government Securities Fund
(the “Fund”)
Class A Shares

Supplement to the Fund’s Statutory and Summary Prospectus
each dated January 28, 2022
(collectively, the “Prospectuses”)

The following average annual total return table replaces the average annual total return table in the Prospectuses to restate Class A shares performance to reflect the Class A shares’ maximum sales charge.

Average annual total returns for periods ended December 31, 2021
	1 year	5 years	10 years or lifetime
Class A return before taxes	-6.05%	1.10%	0.60%
Class A return after taxes on distributions	-6.45%	0.55%	-0.01%
Class A return after taxes on distributions and sale of Fund shares	-3.59%	0.60%	0.19%
Class C return before taxes	-2.79%	1.10%	0.36%
Class I return before taxes	-1.72%	2.25%	1.34%
Class R6 return before taxes (lifetime: 10/16/17-12/31/21)	-1.61%	n/a	2.32%
Bloomberg US Government/Mortgage-Backed Securities Index (reflects no deduction for fees, expenses, or taxes)	-1.77%	2.85%	2.21%

Because everyone's tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in a Fund.

Delaware Management Company is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Please keep this Supplement for future reference.

This Supplement is dated September 14, 2022.

IVY FUNDS

Delaware Ivy High Income Fund
(the “Fund”)
Class A Shares

Supplement to the Fund’s Statutory and Summary Prospectus
each dated July 29, 2022
(collectively, the “Prospectuses”)

The following average annual total return table replaces the average annual total return table in the Prospectuses to restate Class A shares performance to reflect the Class A shares’ maximum sales charge.

Average annual total returns for periods ended December 31, 2021
	1 year	5 years	10 years or lifetime
Class A return before taxes	0.62%	4.36%	5.75%
Class A return after taxes on distributions	-2.06%	1.50%	2.59%
Class A return after taxes on distributions and sale of Fund shares	0.31%	2.03%	2.97%
Class C return before taxes	5.00%	4.87%	5.79%
Class I return before taxes	7.00%	5.85%	6.64%
Class R6 return before taxes (lifetime: 7/31/14-12/31/21)	7.15%	6.01%	4.96%
Class R return before taxes (lifetime: 12/19/12-12/31/21)	6.35%	5.22%	4.91%
Class Y return before taxes	6.78%	5.62%	6.39%
ICE BofA US High Yield Index (reflects no deduction for fees, expenses or taxes)	5.37%	6.10%	6.72%
ICE BofA US High Yield Constrained Index	5.35%	6.08%	6.71%

Because everyone's tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in a Fund.

Delaware Management Company is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Please keep this Supplement for future reference.

This Supplement is dated September 14, 2022.

IVY FUNDS

Delaware Ivy High Yield Fund
(the “Fund”)
Class A Shares

Supplement to the Fund’s Statutory and Summary Prospectus
each dated January 28, 2022
(collectively, the “Prospectuses”)

The following average annual total return table replaces the average annual total return table in the Prospectuses to restate Class A shares performance to reflect the Class A shares’ maximum sales charge.

Average annual total returns for periods ended December 31, 2021
	1 year	Lifetime
Class A return before taxes (lifetime: 5/18/17-12/31/21)	-1.07%	4.13%
Class A return after taxes on distributions (lifetime: 5/18/17-12/31/21)	-3.96%	1.80%
Class A return after taxes on distributions and sale of Fund shares (lifetime: 5/18/17-12/31/21)	-0.64%	2.11%
Class I return before taxes (lifetime: 5/18/17-12/31/21)	5.24%	5.75%
Class R6 return before taxes (lifetime: 5/18/17-12/31/21)	5.25%	5.73%
ICE BofA US High Yield Constrained Index (reflects no deduction for fees,
expenses, or taxes) (lifetime: 5/18/17-12/31/21)*	5.35%	5.67%
Bloomberg US Corporate High Yield Index (reflects no deduction for fees, expenses, or taxes) (lifetime: 5/18/17-12/31/21)*	5.28%	5.89%

* The Fund changed its primary broad-based securities index to the ICE BofA US High Yield Constrained Index as of November 15, 2021. The Fund elected to use the new index because it more closely reflects the Fund’s investment strategies.

Because everyone's tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in a Fund.

Delaware Management Company is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Please keep this Supplement for future reference.

This Supplement is dated September 14, 2022.

IVY FUNDS

Delaware Ivy International Core Equity Fund
(the “Fund”)
Class A Shares

Supplement to the Fund’s Statutory and Summary Prospectus
each dated July 29, 2022
(collectively, the “Prospectuses”)

The following average annual total return table replaces the average annual total return table in the Prospectuses to restate Class A shares performance to reflect the Class A shares’ maximum sales charge.

Average annual total returns for periods ended December 31, 2021
	1 year	5 years	10 years or lifetime
Class A return before taxes	7.42%	6.53%	6.98%
Class A return after taxes on distributions	6.83%	5.68%	6.12%
Class A return after taxes on distributions and sale of Fund shares	4.85%	4.91%	5.42%
Class C return before taxes	12.23%	7.08%	7.05%
Class I return before taxes	14.49%	8.26%	8.04%
Class R6 return before taxes (lifetime: 7/31/14-12/31/21)	14.51%	8.30%	5.03%
Class R return before taxes (lifetime: 12/19/12-12/31/21)	13.64%	7.50%	6.69%
Class Y return before taxes	14.10%	7.88%	7.71%
MSCI ACWI (All Country World Index) ex USA Index (net)* (reflects no deduction for fees, expenses, or taxes)	7.82%	9.61%	7.28%
MSCI ACWI (All Country World Index) ex USA Index (gross)* (reflects no deduction for fees, expenses, or taxes)	8.29%	10.12%	7.78%
MSCI EAFE (Europe, Australasia, Far East) Index (net) (reflects no deduction for fees or expenses)	11.26%	9.55%	8.03%
MSCI EAFE (Europe, Australasia, Far East) Index (gross) (reflects no deduction for fees, expenses, or taxes)	11.78%	10.07%	8.53%

* The Fund changed its primary broad-based securities index to the MSCI ACWI (All Country World Index) ex USA Index as of November 15, 2021. The Fund elected to use the new index because it more closely reflects the Fund’s investment strategies.

Because everyone's tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in a Fund.

Delaware Management Company is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Please keep this Supplement for future reference.

This Supplement is dated September 14, 2022.

IVY FUNDS

Delaware Ivy International Small Cap Fund
(the “Fund”)
Class A Shares

Supplement to the Fund’s Statutory and Summary Prospectus
each dated January 28, 2022
(collectively, the “Prospectuses”)

The following average annual total return table replaces the average annual total return table in the Prospectuses to restate Class A shares performance to reflect the Class A shares’ maximum sales charge.

Average annual total returns for periods ended December 31, 2021
	1 year	Lifetime
Class A return before taxes (lifetime: 1/10/17-12/31/21)	4.81%	8.97%
Class A return after taxes on distributions (lifetime: 1/10/17-12/31/21)	-0.13%	7.66%
Class A return after taxes on distributions and sale of Fund shares (lifetime: 1/10/17-12/31/21)	4.66%	6.75%
Class C return before taxes (lifetime: 1/10/17-12/31/21)	10.29%	9.43%
Class I return before taxes (lifetime: 1/10/17-12/31/21)	11.69%	10.69%
Class R6 return before taxes (lifetime: 1/10/17-12/31/21)	11.70%	10.68%
Class Y return before taxes (lifetime: 1/10/17-12/31/21)	11.29%	10.27%
MSCI ACWI ex USA Small Cap Index (net) (reflects no deduction for fees or
expenses) (lifetime: 1/10/17-12/31/21)*	12.93%	10.84%
MSCI EAFE Small Cap Index (net) (reflects no deduction for fees, expenses, or
taxes) (lifetime: 1/10/17-12/31/21)*	10.10%	10.70%

* The Fund changed its primary broad-based securities index to the MSCI ACWI ex USA Small Cap Index as of November 15, 2021. The Fund elected to use the new index because it more closely reflects the Fund’s investment strategies.

Because everyone's tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in a Fund.

Delaware Management Company is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Please keep this Supplement for future reference.

This Supplement is dated September 14, 2022.

IVY FUNDS

Delaware Ivy International Value Fund
(the “Fund”)
Class A Shares

Supplement to the Fund’s Statutory and Summary Prospectus
each dated July 29, 2022
(collectively, the “Prospectuses”)

The following average annual total return table replaces the average annual total return table in the Prospectuses to restate Class A shares performance to reflect the Class A shares’ maximum sales charge.

Average annual total returns for periods ended December 31, 2021
	1 year	5 years	10 years or lifetime
Class A return before taxes	4.63%	4.78%	6.52%
Class A return after taxes on distributions	4.22%	3.81%	5.99%
Class A return after taxes on distributions and sale of Fund shares	3.30%	3.54%	5.16%
Class C return before taxes	9.14%	5.32%	6.64%
Class I return before taxes	11.42%	6.48%	7.65%
Class R6 return before taxes (lifetime: 7/31/14-12/31/21)	11.58%	6.66%	3.38%
Class R return before taxes (lifetime: 12/19/12-12/31/21)	10.78%	5.88%	5.45%
Class Y return before taxes	11.13%	6.22%	7.39%
MSCI EAFE (Europe, Australasia, Far East) Index (net) (reflects no deduction for fees, expenses or taxes)	11.26%	9.55%	8.03%
MSCI EAFE (Europe, Australasia, Far East) Index (gross) (reflects no deduction for fees, expenses or taxes)	11.78%	10.07%	8.53%

Because everyone's tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in a Fund.

Delaware Management Company is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Please keep this Supplement for future reference.

This Supplement is dated September 14, 2022.

IVY FUNDS

Delaware Ivy Large Cap Growth Fund
(the “Fund”)
Class A Shares

Supplement to the Fund’s Statutory and Summary Prospectus
each dated July 29, 2022
(collectively, the “Prospectuses”)

The following average annual total return table replaces the average annual total return table in the Prospectuses to restate Class A shares performance to reflect the Class A shares’ maximum sales charge.

Average annual total returns for periods ended December 31, 2021
	1 year	5 years	10 years or lifetime
Class A return before taxes	22.67%	23.59%	17.90%
Class A return after taxes on distributions	19.59%	20.93%	15.82%
Class A return after taxes on distributions and sale of Fund shares	14.78%	18.55%	14.43%
Class C return before taxes	28.04%	24.08%	17.90%
Class I return before taxes	30.52%	25.43%	18.93%
Class R6 return before taxes (lifetime: 7/31/14-12/31/21)	30.57%	25.52%	19.06%
Class R return before taxes	29.61%	24.59%	18.19%
Class Y return before taxes	30.19%	25.09%	18.67%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)	27.60%	19.79%	25.32%

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a Frank Russell Company.

Because everyone's tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in a Fund.

Delaware Management Company is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Please keep this Supplement for future reference.

This Supplement is dated September 14, 2022.

IVY FUNDS

Delaware Ivy Managed International Opportunities Fund
(the “Fund”)
Class A Shares

Supplement to the Fund’s Statutory and Summary Prospectus
each dated July 29, 2022
(collectively, the “Prospectuses”)

The following average annual total return table replaces the average annual total return table in the Prospectuses to restate Class A shares performance to reflect the Class A shares’ maximum sales charge.

Average annual total returns for periods ended December 31, 2021
	1 year	5 years	10 years or lifetime
Class A return before taxes	2.25%	8.08%	6.95%
Class A return after taxes on distributions	1.62%	7.00%	6.28%
Class A return after taxes on distributions and sale of Fund shares	1.73%	6.11%	5.47%
Class C return before taxes	6.87%	8.76%	6.99%
Class I return before taxes	8.81%	9.65%	7.87%
Class R6 return before taxes (lifetime: 7/5/17-12/31/21)	8.71%	—	7.69%
Class R return before taxes (lifetime: 12/19/12-12/31/21)	8.34%	9.21%	6.57%
Class Y return before taxes	8.51%	9.46%	7.69%
MSCI ACWI (All Country World Index) ex USA Index (reflects no deduction for fees, expenses or taxes)	8.29%	10.12%	7.78%

Because everyone's tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in a Fund.

Delaware Management Company is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Please keep this Supplement for future reference.

This Supplement is dated September 14, 2022.

IVY FUNDS

Delaware Ivy Mid Cap Growth Fund
(the “Fund”)
Class A Shares

Supplement to the Fund’s Statutory and Summary Prospectus
each dated July 29, 2022
(collectively, the “Prospectuses”)

The following average annual total return table replaces the average annual total return table in the Prospectuses to restate Class A shares performance to reflect the Class A shares’ maximum sales charge.

Average annual total returns for periods ended December 31, 2021
	1 year	5 years	10 years or lifetime
Class A return before taxes	9.83%	23.33%	16.22%
Class A return after taxes on distributions	6.48%	20.76%	14.22%
Class A return after taxes on distributions and sale of Fund shares	7.68%	18.49%	12.99%
Class C return before taxes	14.61%	23.87%	16.23%
Class I return before taxes	16.90%	25.23%	17.29%
Class R6 return before taxes (lifetime: 7/31/14-12/31/21)	16.91%	25.30%	17.69%
Class R return before taxes	16.04%	24.35%	16.53%
Class Y return before taxes	16.53%	24.81%	16.96%
Russell Midcap Growth Index (reflects no deduction for fees, expenses, or taxes)	12.73%	19.83%	16.63%

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a Frank Russell Company.

Because everyone's tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in a Fund.

Delaware Management Company is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Please keep this Supplement for future reference.

This Supplement is dated September 14, 2022.

IVY FUNDS

Delaware Ivy Mid Cap Income Opportunities Fund
(the “Fund”)
Class A Shares

Supplement to the Fund’s Statutory and Summary Prospectus
each dated July 29, 2022
(collectively, the “Prospectuses”)

The following average annual total return table replaces the average annual total return table in the Prospectuses to restate Class A shares performance to reflect the Class A shares’ maximum sales charge.

Average annual total returns for periods ended December 31, 2021
	1 year	5 years	Lifetime (10/1/14- 12/31/21)
Class A return before taxes	18.09%	11.43%	11.44%
Class A return after taxes on distributions	17.15%	10.76%	10.87%
Class A return after taxes on distributions and sale of Fund shares	11.26%	8.92%	9.14%
Class C return before taxes	23.34%	11.94%	11.54%
Class I return before taxes	25.77%	13.18%	12.75%
Class R6 return before taxes	25.77%	13.23%	12.79%
Class R return before taxes	24.86%	12.39%	11.95%
Class Y return before taxes	25.33%	12.79%	12.37%
Russell Midcap Index (lifetime: 10/01/14-12/31/21) (reflects no deduction for fees, expenses, or taxes)	22.58%	15.10%	14.91%

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Because everyone's tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in a Fund.

Delaware Management Company is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Please keep this Supplement for future reference.

This Supplement is dated September 14, 2022.

IVY FUNDS

Delaware Ivy Multi-Asset Income Fund
(the “Fund”)
Class A Shares

Supplement to the Fund’s Statutory and Summary Prospectus
each dated January 28, 2022
(collectively, the “Prospectuses”)

The following average annual total return table replaces the average annual total return table in the Prospectuses to restate Class A shares performance to reflect the Class A shares’ maximum sales charge.

Average annual total returns for periods ended December 31, 2021
	1 year	5 years	Lifetime
Class A return before taxes (lifetime: 10/1/15-12/31/21)	5.27%	5.88%	5.87%
Class A return after taxes on distributions (lifetime: 10/1/15-12/31/21)	3.43%	3.99%	4.16%
Class A return after taxes on distributions and sale of Fund shares (lifetime: 10/1/15-12/31/21)	3.09%	3.80%	3.89%
Class C return before taxes (lifetime: 10/1/15-12/31/21)	10.85%	6.34%	6.09%
Class I return before taxes (lifetime: 10/1/15-12/31/21)	12.17%	7.55%	7.27%
Class R6 return before taxes (lifetime: 10/1/15-12/31/21)	12.16%	7.63%	7.35%
Class Y return before taxes (lifetime: 10/1/15-12/31/21)	11.84%	7.20%	6.94%
50% MSCI ACWI (All Country World Index) + 50% ICE BofA US High Yield Index* (reflects no deduction for fees, expenses, or taxes) (lifetime: 10/1/15-12/31/21)	11.87%	10.30%	10.47%
50% FTSE All-World High Dividend Yield Index + 50% ICE BofA US High Yield Index * (reflects no deduction for fees, expenses, or taxes) (lifetime: 10/1/15-12/31/21)	11.59%	7.39%	8.29%
MSCI ACWI (All Country World Index)* (reflects no deduction for fees, expenses, or taxes) (lifetime: 10/1/15-12/31/21)	18.54%	14.40%	13.53%
ICE BofA US High Yield Index * (reflects no deduction for fees, expenses, or taxes) (lifetime: 10/1/15-12/31/21)	5.36%	6.10%	7.25%
FTSE All-World High Dividend Yield Index* (reflects no deduction for fees, expenses, or taxes) (lifetime: 10/1/15-12/31/21)	17.89%	8.42%	9.10%

* The Fund changed its primary broad-based securities index to the 50% MSCI ACWI (All Country World Index) + 50% ICE BofA US High Yield Index as of November 15, 2021. The Fund elected to use the new index because it more closely reflects the Fund’s investment strategies.

Because everyone's tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in a Fund.

Delaware Management Company is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Please keep this Supplement for future reference.

This Supplement is dated September 14, 2022.

IVY FUNDS

Delaware Ivy Municipal High Income Fund
(the “Fund”)
Class A Shares

Supplement to the Fund’s Statutory and Summary Prospectus
each dated July 29, 2022
(collectively, the “Prospectuses”)

The following average annual total return table replaces the average annual total return table in the Prospectuses to restate Class A shares performance to reflect the Class A shares’ maximum sales charge.

Average annual total returns for periods ended December 31, 2021
	1 year	5 years	10 years or lifetime
Class A return before taxes	0.54%	3.24%	3.87%
Class A return after taxes on distributions	0.52%	3.23%	3.85%
Class A return after taxes on distributions and sale of Fund shares	1.58%	3.34%	3.89%
Class C return before taxes	3.36%	3.43%	3.73%
Class I return before taxes	5.39%	4.42%	4.56%
Class R6 return before taxes (lifetime: 7/5/17-12/31/21)	5.40%	—	4.39%
Class Y return before taxes	5.10%	4.16%	4.34%
Bloomberg Municipal High Yield Index (reflects no deduction for fees, expenses or taxes)	7.77%	7.53%	6.72%
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	1.52%	4.17%	3.72%

Because everyone's tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in a Fund.

Delaware Management Company is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Please keep this Supplement for future reference.

This Supplement is dated September 14, 2022.

IVY FUNDS

Delaware Ivy Municipal Bond Fund
(the “Fund”)
Class A Shares

Supplement to the Fund’s Statutory and Summary Prospectus
each dated July 29, 2022
(collectively, the “Prospectuses”)

The following average annual total return table replaces the average annual total return table in the Prospectuses to restate Class A shares performance to reflect the Class A shares’ maximum sales charge.

Average annual total returns for periods ended December 31, 2021
	1 year	5 years	10 years or lifetime
Class A return before taxes	-2.89%	2.06%	2.45%
Class A return after taxes on distributions	-3.12%	2.00%	2.42%
Class A return after taxes on distributions and sale of Fund shares	-0.83%	2.19%	2.49%
Class C return before taxes	-0.44%	2.07%	2.25%
Class I return before taxes	1.54%	3.09%	3.07%
Class R6 return before taxes (lifetime: 7/5/17-12/31/21)	1.66%	—	3.09%
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)	1.52%	4.17%	3.72%

Because everyone's tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in a Fund.

Delaware Management Company is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Please keep this Supplement for future reference.

This Supplement is dated September 14, 2022.

IVY FUNDS

Delaware Ivy Natural Resources Fund
(the “Fund”)
Class A Shares

Supplement to the Fund’s Statutory and Summary Prospectus
each dated July 29, 2022
(collectively, the “Prospectuses”)

The following average annual total return table replaces the average annual total return table in the Prospectuses to restate Class A shares performance to reflect the Class A shares’ maximum sales charge.

Average annual total returns for periods ended December 31, 2021
	1 year	5 years	10 years or lifetime
Class A return before taxes	18.83%	-2.27%	-2.17%
Class A return after taxes on distributions	18.18%	-2.54%	-2.30%
Class A return after taxes on distributions and sale of Fund shares	11.59%	-1.78%	-1.64%
Class C return before taxes	24.35%	-1.72%	-2.07%
Class I return before taxes	26.95%	-0.52%	-1.06%
Class R6 return before taxes (lifetime: 7/31/14-12/31/21)	27.05%	-0.37%	-3.77%
Class R return before taxes	26.20%	-1.09%	-1.64%
Class Y return before taxes	26.56%	-0.76%	-1.30%
S&P North American Natural Resources Sector Index (reflects no deduction for fees, expenses or taxes)	39.94%	1.27%	1.27%

Because everyone's tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in a Fund.

Delaware Management Company is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Please keep this Supplement for future reference.

This Supplement is dated September 14, 2022.

IVY FUNDS

Delaware Real Estate Securities Fund
(the “Fund”)
Class A Shares

Supplement to the Fund’s Statutory and Summary Prospectus
each dated July 29, 2022
(collectively, the “Prospectuses”)

The following average annual total return table replaces the average annual total return table in the Prospectuses to restate Class A shares performance to reflect the Class A shares’ maximum sales charge.

Average annual total returns for periods ended December 31, 2021
	1 year	5 years	10 years or Lifetime
Class A return before taxes	35.37%	10.01%	10.38%
Class A return after taxes on distributions	30.63%	7.55%	8.44%
Class A return after taxes on distributions and sale of Fund shares	22.62%	7.16%	7.83%
Class C return before taxes	41.28%	10.41%	10.37%
Class I return before taxes	44.01%	11.72%	11.49%
Class R6 return before taxes (lifetime: 7/31/14-12/31/21)	44.22%	11.89%	10.88%
Class R return before taxes	43.19%	11.05%	10.82%
Class Y return before taxes	43.74%	11.48%	11.25%
FTSE Nareit Equity REITs Index (reflects no deduction for fees, expenses or taxes)	43.24%	10.75%	11.38%

Because everyone's tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in a Fund.

Delaware Management Company is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Please keep this Supplement for future reference.

This Supplement is dated September 14, 2022.

IVY FUNDS

Delaware Ivy Science and Technology Fund
(the “Fund”)
Class A Shares

Supplement to the Fund’s Statutory and Summary Prospectus
each dated July 29, 2022
(collectively, the “Prospectuses”)

The following average annual total return table replaces the average annual total return table in the Prospectuses to restate Class A shares performance to reflect the Class A shares’ maximum sales charge.

Average annual total returns for periods ended December 31, 2021
	1 year	5 years	10 years or lifetime
Class A return before taxes	8.79%	22.89%	18.66%
Class A return after taxes on distributions	0.76%	18.88%	16.50%
Class A return after taxes on distributions and sale of Fund shares	10.49%	18.00%	15.54%
Class C return before taxes	13.83%	23.41%	18.68%
Class I return before taxes	15.64%	24.61%	19.67%
Class R6 return before taxes (lifetime: 7/31/14-12/31/21)	15.80%	24.80%	16.46%
Class R return before taxes	14.95%	23.88%	18.96%
Class Y return before taxes	15.43%	24.35%	19.40%
S&P North American Technology Sector Index (reflects no deduction for fees, expenses, or taxes)	26.40%	29.99%	23.54%

Because everyone's tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in a Fund.

Delaware Management Company is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Please keep this Supplement for future reference.

This Supplement is dated September 14, 2022.

IVY FUNDS

Delaware Ivy Small Cap Growth Fund
(the “Fund”)
Class A Shares

Supplement to the Fund’s Statutory and Summary Prospectus
each dated July 29, 2022
(collectively, the “Prospectuses”)

The following average annual total return table replaces the average annual total return table in the Prospectuses to restate Class A shares performance to reflect the Class A shares’ maximum sales charge.

Average annual total returns for periods ended December 31, 2021
	1 year	5 years	10 years or lifetime
Class A return before taxes	-1.97%	14.78%	13.97%
Class A return after taxes on distributions	-9.33%	10.81%	11.01%
Class A return after taxes on distributions and sale of Fund shares	2.64%	11.12%	10.88%
Class C return before taxes	2.52%	15.28%	14.03%
Class I return before taxes	4.33%	16.56%	15.07%
Class R6 return before taxes (lifetime: 7/31/14-12/31/21)	4.34%	16.62%	13.90%
Class R return before taxes	3.57%	15.76%	14.34%
Class Y return before taxes	3.96%	16.17%	14.74%
Russell 2000 Growth Index (reflects no deduction for fees, expenses, or taxes)	2.83%	14.53%	14.14%

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Because everyone's tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in a Fund.

Delaware Management Company is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Please keep this Supplement for future reference.

This Supplement is dated September 14, 2022.

IVY FUNDS

Delaware Ivy Smid Cap Core Fund
(the “Fund”)
Class A Shares

Supplement to the Fund’s Statutory and Summary Prospectus
each dated July 29, 2022
(collectively, the “Prospectuses”)

The following average annual total return table replaces the average annual total return table in the Prospectuses to restate Class A shares performance to reflect the Class A shares’ maximum sales charge.

Average annual total returns for periods ended December 31, 2021
	1 year	5 years	10 years or lifetime
Class A return before taxes	13.93%	8.90%	11.98%
Class A return after taxes on distributions	7.71%	6.76%	9.64%
Class A return after taxes on distributions and sale of Fund shares	9.62%	6.34%	9.06%
Class C return before taxes	19.05%	9.44%	12.03%
Class I return before taxes	21.42%	10.69%	13.15%
Class R6 return before taxes (lifetime: 7/31/14-12/31/21)	21.38%	10.75%	10.90%
Class R return before taxes (lifetime: 12/19/12-12/31/21)	20.50%	9.92%	11.78%
Class Y return before taxes	20.93%	10.30%	12.80%
Russell 2500® Index (reflects no deduction for fees, expenses, or taxes)	18.18%	13.75%	14.15%
Russell 2000 Index (reflects no deduction for fees, expenses, or
taxes)	14.82%	12.02%	13.23%

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Because everyone's tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in a Fund.

Delaware Management Company is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Please keep this Supplement for future reference.

This Supplement is dated September 14, 2022.

IVY FUNDS

Delaware Ivy Strategic Income Fund
(the “Fund”)
Class A Shares

Supplement to the Fund’s Statutory and Summary Prospectus
each dated January 28, 2022
(collectively, the “Prospectuses”)

The following average annual total return table replaces the average annual total return table in the Prospectuses to restate Class A shares performance to reflect the Class A shares’ maximum sales charge.

Average annual total returns for periods ended December 31, 2021
	1 year	5 years	Lifetime
Class A return before taxes (lifetime: 10/1/15-12/31/21)	-3.69%	3.07%	3.38%
Class A return after taxes on distributions (lifetime: 10/1/15-12/31/21)	-5.25%	1.24%	1.60%
Class A return after taxes on distributions
and sale of Fund shares (lifetime: 10/1/15-12/31/21)	-2.19%	1.53%	1.79%
Class C return before taxes (lifetime: 10/1/15-12/31/21)	1.47%	3.52%	3.60%
Class I return before taxes (lifetime: 10/1/15-12/31/21)	2.64%	4.70%	4.74%
Class R6 return before taxes (lifetime: 10/1/15-12/31/21)	2.64%	4.72%	4.76%
Class Y return before taxes (lifetime: 10/1/15-12/31/21)	2.15%	4.32%	4.39%
Bloomberg US Aggregate Index (reflects no deduction for fees,
expenses, or taxes) (lifetime: 10/1/15-12/31/21)*	-1.54%	3.57%	3.17%
50% Bloomberg US Universal Index + 50% ICE BofA US High Yield
Index (reflects no deduction for fees, expenses, or taxes) (lifetime:
10/1/15-12/31/21)*	2.09%	5.02%	5.47%
Bloomberg US Universal Index (reflects no deduction for fees,
expenses, or taxes) (lifetime: 10/1/15-12/31/21)*	-1.10%	3.84%	3.59%
ICE BofA US High Yield Index (reflects no deduction for fees, expenses, or taxes) (lifetime: 10/1/15-12/31/21)*	5.36%	6.10%	7.25%
* The Fund changed its primary broad-based securities index to the Bloomberg US Aggregate Index as of November 15, 2021. The Fund elected to use the new index because it more closely reflects the Fund’s investment strategies.

Because everyone's tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in a Fund.

Delaware Management Company is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Please keep this Supplement for future reference.

This Supplement is dated September 14, 2022.

IVY FUNDS

Delaware Ivy Systematic Emerging Markets Equity Fund
(the “Fund”)
Class A Shares

Supplement to the Fund’s Statutory and Summary Prospectus
each dated July 29, 2022
(collectively, the “Prospectuses”)

The following average annual total return table replaces the average annual total return table in the Prospectuses to restate Class A shares performance to reflect the Class A shares’ maximum sales charge.

Average annual total returns for periods ended December 31, 2021
	1 year	5 years	10 years or lifetime
Class A return before taxes	-10.16%	11.29%	7.74%
Class A return after taxes on distributions	-10.18%	11.13%	7.59%
Class A return after taxes on distributions and sale of Fund shares	-5.83%	8.98%	6.27%
Class C return before taxes	-6.34%	11.84%	7.72%
Class I return before taxes	-4.38%	13.09%	8.82%
Class R6 return before taxes (lifetime: 7/31/14-12/31/21)	-4.31%	13.14%	7.94%
Class R return before taxes (lifetime: 12/19/12-12/31/21)	-5.04%	12.29%	7.36%
Class Y return before taxes	-4.70%	12.69%	8.48%
MSCI Emerging Markets Index (net) (reflects no deduction for fees or expenses)	-2.54%	9.87%	5.49%
MSCI Emerging Markets Index (gross) (reflects no deduction for fees, expenses, or taxes)	-2.22%	10.26%	5.87%

Because everyone's tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in a Fund.

Delaware Management Company is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Please keep this Supplement for future reference.

This Supplement is dated September 14, 2022.

IVY FUNDS

Delaware Ivy Total Return Bond Fund
(the “Fund”)
Class A Shares

Supplement to the Fund’s Statutory and Summary Prospectus
each dated January 28, 2022
(collectively, the “Prospectuses”)

The following average annual total return table replaces the average annual total return table in the Prospectuses to restate Class A shares performance to reflect the Class A shares’ maximum sales charge.

Average annual total returns for periods ended December 31, 2021
	1 year	5 years	Lifetime
Class A return before taxes (lifetime: 1/4/16-12/31/21)	-8.56%	0.75%	0.83%
Class A return after taxes on distributions (lifetime: 1/4/16-12/31/21)	-9.35%	-0.13%	-0.05%
Class A return after taxes on distributions and sale of Fund shares (lifetime: 1/4/16-12/31/21)	-4.91%	0.22%	0.28%
Class C return before taxes (lifetime: 1/4/16-12/31/21)	-4.70%	1.20%	1.11%
Class I return before taxes (lifetime: 1/4/16-12/31/21)	-2.69%	2.18%	2.07%
Class R6 return before taxes (lifetime: 1/4/16-12/31/21)	-2.64%	2.31%	2.20%
Bloomberg Global Aggregate 1-10 Year Index, Hedged to USD
(reflects no deduction for fees, expenses, or taxes) (lifetime: 1/4/16-12/31/21)*	-0.77%	2.74%	2.70%
Bloomberg US Treasury Bills: 1-3 Month Index (reflects no
deduction for fees, expenses, or taxes) (lifetime: 1/4/16-12/31/21)*	0.04%	1.08%	0.95%
* The Fund changed its primary broad-based securities index to the Bloomberg Global Aggregate 1-10 Year Index, Hedged to USD as of November 15, 2021. The Fund elected to use the new index because it more closely reflects the Fund’s investment strategies.

Because everyone's tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in a Fund.

Delaware Management Company is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Please keep this Supplement for future reference.

This Supplement is dated September 14, 2022.

IVY FUNDS

Delaware Ivy Value Fund
(the “Fund”)
Class A Shares

Supplement to the Fund’s Statutory and Summary Prospectus
each dated July 29, 2022
(collectively, the “Prospectuses”)

The following average annual total return table replaces the average annual total return table in the Prospectuses to restate Class A shares performance to reflect the Class A shares’ maximum sales charge.

Average annual total returns for periods ended December 31, 2021
	1 year	5 years	10 years or lifetime
Class A return before taxes	23.70%	10.48%	11.88%
Class A return after taxes on distributions	20.44%	8.74%	10.26%
Class A return after taxes on distributions and sale of Fund shares	15.75%	7.96%	9.39%
Class C return before taxes	29.11%	10.95%	11.91%
Class I return before taxes	31.52%	12.12%	12.89%
Class R6 return before taxes (lifetime: 7/31/14-12/31/21)	31.70%	12.29%	9.71%
Class R return before taxes (lifetime: 12/19/12-12/31/21)	31.01%	11.47%	11.51%
Class Y return before taxes	31.24%	11.74%	12.57%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)	25.16%	11.16%	12.97%

Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes. Russell® is a trademark of Frank Russell Company.

Because everyone's tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in a Fund.

Delaware Management Company is an indirect wholly owned subsidiary of Macquarie Group Limited (MGL). None of the entities noted in this document is an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia) and the obligations of these entities do not represent deposits or other liabilities of Macquarie Bank Limited ABN 46 008 583 542 (Macquarie Bank). Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these entities. In addition, if this document relates to an investment (a) each investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group company guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

Please keep this Supplement for future reference.

This Supplement is dated September 14, 2022.